Restatement of Previously Issued Financial Statements - Summary of Restatement of Financial Statements (Parenthetical) (Detail) - Common Class A [Member] - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 02, 2020	Jun. 30, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value	$ 0.01				$ 0.01
GS Acquisition Holdings Corp II [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001